Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Deposits on inventory	$ 678,531	$ 680,792
Deposits	54,598	11,409
Prepaid insurance	43,063	46,848
Other	7,866	41,056
Total prepaid expenses and other current assets	$ 784,238	$ 885,766